Customers, Traders and Power Transport Concession Holders - Summary of Provision for Allowance for Doubtful Accounts (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	R$ 568	R$ 660	R$ 625	R$ 650
Residential [member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	160	245
Industrial [member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	178	133
Commercial, services and others [member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	117	152
Rural [member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	17	24
Public authorities [member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	12	10
Public Lighting [member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	5	5
Public service [member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	10	15
Charges for use of the network-TUSD [member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	68	68
Other [member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	R$ 1	R$ 8